Commitments - Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 49,085,678	$ 28,724,838
Within One Year
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	45,036,888	26,377,778
After One Year but not more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	4,048,790	2,347,060
After more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 0	$ 0